UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

BOSTON COMMON
ESG IMPACT EMERGING MARKETS FUND
(BCEMX)

BOSTON COMMON
ESG IMPACT INTERNATIONAL FUND
(BCAIX)

BOSTON COMMON
ESG IMPACT U.S. EQUITY FUND
(BCAMX)

SEMI-ANNUAL REPORT

March 31, 2024

Table of Contents

Boston Common ESG Impact Emerging Markets Fund
Investment Outlook	3
Management’s Discussion of Fund Performance	4
Country Allocation	5
Schedule of Investments	6
Boston Common ESG Impact International Fund
Investment Outlook	8
Management’s Discussion of Fund Performance	9
Country Allocation	11
Schedule of Investments	12
Boston Common ESG Impact U.S. Equity Fund
Investment Outlook	14
Management’s Discussion of Fund Performance	15
Sector Allocation	16
Schedule of Investments	17
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	24
Notes to Financial Statements	27
Expense Examples	37
Additional Information	39
Privacy Notice	Inside Back Cover

BOSTON COMMON ESG IMPACT FUNDS

Mutual Fund Engagement Highlights

2024 Proxy Season Shareholder Resolutions Filed

2024 US Shareholder Resolution Wins

Child Online Safety (Co-filer)

Alphabet – We had a dialogue with Alphabet following our shareholder resolution focusing on child online safety. Alphabet hired a Child Safety Manager and updated its Google Family website.

Apple – We withdrew our shareholder proposal that we co-filed with Apple on child online safety after Apple agreed to provide enhanced disclosure on mandated child risk assessments (Australia and UK) and on how it is addressing child safety risks.

Lobbying Disclosure Resolution (Lead Filer)

Ameriprise – Following Boston Common’s shareholder proposal focused on lobbying disclosure, Ameriprise committed to greater transparency on its direct and indirect lobbying expenditures. The company also committed to disclosing trade association relationships where it has contributed member dues or assessments of greater than $25K, as well as the amount of indirect lobbying expenditures associated with member dues.

Climate Lobbying Disclosure Alignment (Co-filer)

Consolidated Edison – Boston Common co-filed a shareholder proposal request asking ConEd to publish a framework to identify and address a lack of alignment between its lobbying activities and stated climate goals. We reached a

BOSTON COMMON ESG IMPACT FUNDS

withdrawal agreement when the company committed to provide enhanced disclosure on its lobbying alignment framework, including escalation strategies used when trade associations are considered misaligned.

Governance Of Sustainability: The Key to Building Long-Term Thinking

Strong corporate governance practices set the tone for long-term oriented decision-making by companies by supporting sustainability commitments and creating accountability and incentives for senior management.

Governance of sustainability is the cornerstone of Boston Common’s engagement and stewardship framework and (Environment, Social, and Governance) ESG-integrated investment approach.

We see varying degrees of maturity among governance structures across the markets we invest in. Emerging Markets (EM), for example, have demonstrated significant progress and many EM countries have recently established Executive Sustainability Committees, and adopted policies linking ESG-related Key Performance Indicators (KPIs) to performance assessment and executive compensation.

When evaluating portfolio companies, the questions we ask and engage on include:

•	Is board oversight assigned to a person or committee with ongoing director training and sustainability expertise?

•	How are C-Suite and cross-functional Sustainability Committees held accountable?

•	Are explicit targets and metrics linked to performance and compensation?

•	Does the company facilitate internal training and company-wide initiatives?

•	Are there sufficient resources to support sustainability commitments such as external support for training, assessment, and certification?

•	Are commitments integrated into core business strategy including capital expenditure?

•	Is there appropriate disclosure on progress and milestones?

Companies that thoroughly address these elements are well equipped to support sustainability commitments and minimize greenwashing.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

Investment Outlook

In 2024, expectations of peaking US interest rates, alongside a rebound in earnings growth and continued monetary easing by most EM central banks, create a favorable environment for Emerging Markets (EM) equities. Forecasts project a 15% increase in earnings, buoyed by global AI and semiconductor innovations, strong domestic consumption, and resilient external positions. While geopolitical tensions and inflation remain concerns, secular trends such as the energy transition and digitalization are expected to sustain long-term returns, with faster earnings growth potentially closing the valuation gap.

China’s economy faces a complex landscape characterized by property market weakness and subdued consumption growth. While a rapid rebound seems unlikely, there are encouraging signs of stabilization. Recent policy measures aim to boost lending, support consumption, and promote manufacturing upgrades and energy efficiency. Additionally, forthcoming ESG reporting requirements align with other major regions, such as the European Union (EU), heralding increased sustainability transparency in Chinese markets.

During the period, we initiated a position in Hyundai Motor Company, a leading South Korean auto manufacturer with a global presence and a growing focus on electrification. We see compelling investment potential given the company’s commitment to driving the energy transition through product innovation. We also acquired Silergy, a prominent power management integrated circuit (IC) manufacturer based in Taiwan. Silergy’s products enhance energy efficiency and contribute to carbon reduction efforts, and the company has demonstrated advancements in sustainability reporting. We anticipate favorable supply-demand dynamics amid ongoing inventory destocking among its end clients. With a robust balance sheet, technological prowess, and extensive market access in China and overseas, Silergy’s outlook is increasingly positive. We bought Dabur India Ltd., a Consumer Staples company with a diverse portfolio of personal, healthcare, and food & beverage products with the appeal of traditional, natural ingredients. Rising living standards support the company’s brands, which compete primarily with informal players. Dabur has lagged consumer stocks due to its rural exposure, which was slow to recover post-pandemic. However, long-term structural drivers, including product innovation and technology investments, should provide sustainable revenue growth and margin expansion, supporting the company’s premium valuation.

Among the portfolio exits during the period was China Traditional Chinese Medicine as the stock price approached the privatization offer. We also exited our position in Kasikornbank in Thailand due to a deteriorating earnings outlook. Due to continued margin pressure and elevated competition, we exited the Chinese personal products company Hengan International.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

Management Discussion

Over the past six months ending March 31, 2024, the Boston Common ESG Impact Emerging Markets Fund (the “EM Fund”) gained +9.45%, underperforming the MSCI Emerging Markets Index (the “Index”), which returned +10.42%.

Technology was the primary driver of outperformance, particularly due to semiconductor holdings SK Hynix and TSMC, which benefited from increased demand related to AI technology. Despite subdued consumer demand in China, domestic travel emerged as a notable bright spot, driving Trip.com’s solid performance. Within Industrials, Chinese holdings in the machinery (Weichai Power) and solar power (Sungrow) industries made meaningful contributions to relative results, supported by industrial production recovery and favorable rule changes for renewable energy producers.

Financials underperformed, with HDFC Bank in India experiencing moderate loan growth and Kasikornbank in Thailand facing a weaker earnings outlook. Underperformance in Financials was driven by China Merchants Bank and Ping An Insurance, both impacted by China’s economic headwinds and softer margins. Healthcare lagged due to challenges faced by Wuxi Biologics in China amidst US-China geopolitical tensions, while Hapvida in Brazil encountered short-term operational headwinds and reduced profitability. Lowered guidance pushed down Kalbe Farma in Indonesia.

The portfolio remains balanced with an overweight in defensive Staples and Healthcare, against an overweight in economically sensitive sectors such as Consumer Discretionary and Industrials. We believe several disruptive forces, such as the shift in global supply chains, sustainable consumption, and climate transition technologies, will drive the post-pandemic recovery in EM. In all sectors, the portfolio focuses on high-quality companies with strong ESG and financial attributes that can innovate and adapt to these opportunities.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

COUNTRY ALLOCATION at March 31, 2024 (Unaudited)

Country	% of Net Assets[1]
China	22.1%
Taiwan, Province Of China	17.8%
India	13.0%
Korea, Republic Of	12.0%
Brazil	7.2%
South Africa	6.2%
Indonesia	6.1%
Colombia	2.2%
Philippines	2.1%
Uruguay	1.8%
Poland	1.8%
Mexico	1.6%
Thailand	1.4%
United Kingdom	1.3%
Hungary	1.2%
Greece	0.7%

[1]	Excludes short-term investments and other assets in excess of liabilities.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.8%

Communication Services – 7.8%
Advanced Info
Service PLC	127,284	$711,639
Bharti Airtel Ltd.	98,394	1,451,779
SK TelecomCompany
Ltd. – ADR	35,737	770,490
Telkom Indonesia
Persero Tbk PT	3,054,753	671,879
Tencent
Holdings Ltd.	11,350	442,082
		4,047,869

Consumer Discretionary – 18.2%
Alibaba Group
Holding Ltd.	193,815	1,752,637
BYD Company
Ltd. – Class H	34,709	888,726
Coway Company Ltd.	11,339	473,960
Giant Manufacturing
Company Ltd.	80,425	565,338
Hyundai Motor
Company	2,880	506,789
Lojas Renner SA	134,224	453,087
MercadoLibre, Inc.(a)	639	966,142
Midea Group Company
Ltd. – Class A	120,999	1,081,711
Naspers Ltd. – Class N	11,375	2,016,397
Trip.com Group
Ltd. – ADR(a)	20,825	914,009
		9,618,796

Consumer Staples – 9.0%
Clicks Group Ltd.	55,705	870,898
Dabur India Ltd.	100,755	632,783
Dino Polska SA(a)(b)	9,479	919,579
Kimberly-Clark
de Mexico SAB
de CV – Class A	359,530	836,910
LG Household &
Health Care Ltd.	1,778	510,769
Raia Drogasil SA	172,091	942,909
		4,713,848

Financials – 16.2%
Alpha Services and
Holdings SA(a)	220,400	387,063
Axis Bank Ltd.	81,917	1,032,433
BDO Unibank, Inc.	401,779	1,104,240
China Merchants
Bank Company
Ltd. – Class H	230,607	914,015
HDFC Bank
Ltd. – ADR	30,610	1,713,242
OTP Bank Nyrt	14,014	644,996
Ping An Insurance
Group Company of
China Ltd. – Class H	253,763	1,077,397
PT Bank
Rakyat Indonesia
(Persero) Tbk.	4,128,169	1,578,507
		8,451,893

Health Care – 5.0%
Biocon Ltd.	118,295	376,306
Hapvida Participacoes
e Investimentos
SA(a)(b)	623,125	460,939
PT Kalbe
Farma Tbk.	10,333,457	961,328
Shenzhen Mindray
Bio-Medical
Electronics Company
Ltd. – Class A	17,086	662,104
Wuxi Biologics
Cayman, Inc.(a)(b)	101,500	185,680
		2,646,357

Industrials – 9.9%
AirTAC International
Group	29,652	1,028,012
Shenzhen Inovance
Technology Company
Ltd. – Class A	99,325	828,053
Sungrow Power
Supply Company
Ltd. – Class A	41,200	588,732
Voltas Ltd.	57,117	757,557
WEG SA	125,739	960,454
Weichai Power
Company Ltd. –
Class H	548,936	1,047,432
		5,210,240

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 93.8% (Continued)

Information Technology – 25.4%
Chinasoft
International Ltd.	1,208,389	$729,674
Delta
Electronics, Inc.	135,346	1,448,591
Infosys Ltd. – ADR	45,945	823,794
Silergy Corp.	48,000	491,027
SK Hynix, Inc.	26,441	3,502,782
Taiwan Semiconductor
Manufacturing
Company Ltd. – ADR	38,544	5,243,911
Unimicron
Technology Corp.	177,000	1,052,298
		13,292,077

Materials – 2.3%
LG Chem Ltd.	1,664	544,636
Mondi PLC	38,560	679,695
		1,224,331
TOTAL COMMON STOCKS
(Cost $48,647,893)		49,205,411

PREFERRED STOCKS – 4.0%

Financials – 4.0%
Bancolombia SA,
0.00%, – ADR	33,078	1,131,929
Itau Unibanco
Holding SA,
0.00%, – ADR	141,415	980,006
		2,111,935
TOTAL PREFERRED STOCKS
(Cost $1,713,187)		2,111,935

REAL ESTATE INVESTMENT TRUSTS – 0.7%
Growthpoint
Properties Ltd.	629,036	373,968
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $494,419)		373,968

SHORT-TERM INVESTMENTS – 1.3%

Money Market Funds – 1.3%
First American
Treasury Obligations
Fund – Class X,
5.223%(c)	657,293	$657,293

TOTAL SHORT-TERM
INVESTMENTS
(Cost $657,293)		657,293

TOTAL INVESTMENTS – 99.8%
(Cost $51,512,792)		52,348,607
Other Assets in Excess
of Liabilities – 0.2%		78,689
TOTAL NET ASSETS – 100.0%		$52,427,296

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
PLC – Public Limited Company
SA – Sociedad Anónima
SAB de CV – Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,566,198 or 3.0% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

Investment Outlook

We expect Eurozone business and consumer confidence to improve thanks to lower inflation and easier monetary policy. Fiscal stimulus, including defense spending, should support broader industrial activity. Japan’s turn toward shareholder-friendly governance and away from deflation is encouraging, and we are selectively adding to the market. A reversal of the Yen’s weakness could weigh on exporters, so we emphasize domestically oriented Japanese companies. China’s strained property market and slowing economy pose challenges for trading partners, notably Germany, yet there are signs of stabilization. Key risks include a broader and deeper recession, wider military conflicts, and another bout of rising inflation.

Our portfolios are overweight Industrials and Technology, given our high conviction in demand prospects for holdings related to electrification, manufacturing efficiency, business software, and component suppliers. We also continue to favor Financials with solid franchises and high dividend yields. These economically sensitive positions are offset by an underweight of commodities and consumer cyclicals. We also have more exposure to the traditionally defensive sectors that reflect attractive valuations.

Over the period, the Fund added Japanese electronic component supplier Murata Manufacturing. The company is the global leader in ceramic capacitors and should benefit from healthy demand for smartphones and autos and long-term support from industrial electrification. Also, in Japan, we bought Mitsubishi UFJ, one of the largest banks in the world based on assets. Improving corporate governance, normalizing monetary policy, and low valuation make the stock compelling. Keisei Electric Railways’ profits are levered to a potential increase in commuter line fares for the first time in more than two decades. We also expect the company to monetize its 20% stake in Oriental Land, which equals Keisei’s entire enterprise value. Japanese food ingredients company Ajinomoto should also be aided by higher domestic growth, while its innovative technology and healthcare divisions are projected to expand meaningfully. In Europe, the Fund added two high-quality companies with dominant franchises. ASML has unparalleled positioning in leading-edge lithography, the most valuable stage in semiconductor production. RELX is one of the largest academic and business data providers with vital proprietary assets, improving growth, and expanding margins. Lastly, we purchased CSL—a high-quality Australian plasma products and vaccine supplier—at a relatively attractive valuation. We found the French water and waste management company Veolia Environnement compelling, partially because it acquired a key competitor. Another new purchase was Gerresheimer, a German medical container manufacturer with rising contributions from high-margin contracts for complex ‘biologic’ therapeutics. Finally, we invested in Taiwan Semiconductor Manufacturing Company (TSMC) based on its leading-edge technology and efficiency.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

We reduced direct exposure to China, selling Alibaba as it continues to lose share in its core e-commerce market. We sold Hong Kong-based property owner and developer Hang Lung, whose net debt has increased significantly while the outlook for greater China real estate has deteriorated. We sold homebuilder Barratt Developments in the UK, given declining earnings estimates and integration risks after a recently announced merger. We sold Swedish tissue and personal care supplier Essity due to operational headwinds. Finally, mindful of interest rate challenges, we sold the Spanish telecom tower company Cellnex. We sold BioNTech due to the weaker-than-expected Covid booster market and a lack of conviction in its near-term pipeline. Deteriorating operating results and a loss of confidence in management prompted us to sell Orsted; we reinvested part of the proceeds into Vestas. We also sold Shiseido based on lower conviction in restructuring and loss of market share in China.

Management Discussion

For the six months ended March 31, 2024, the Boston Common International Fund (the “International Fund”) gained +13.62%, while the MSCI EAFE Index rose +16.81% over the same time frame. Stock selection made the Materials sector the most significant positive contributor to relative performance. DSM-Firmenich gained on its plan to spin out its vitamin business. German medical packaging company Gerresheimer rallied on encouraging earnings guidance. Strong stock selection made Consumer Staples a key contributor. Dutch grocery company Ahold and personal care producer Unilever delivered results that surpassed industry peers. Our top three contributors were leading European innovators which included German software provider SAP, Dutch semiconductor company ASML, and Novo Nordisk. Japanese financial service providers Mitsubishi UFJ and Orix advanced with the local market and interest rates. European industrials Schneider Electric and Prysmian continue to see demand for their electrification equipment. Strong operating results from French insurer AXA and UK medical device company Convatec also contributed.

The Industrials sector was the largest detractor from relative performance. Japanese air conditioning manufacturer Daikin faced slowing demand in Europe and China. Keisei Electric Railway’s capital return plan was short of expectations, while Vestas Wind pulled back after a strong rebound in the fourth quarter. In Consumer Discretionary, Japanese auto companies in the Index were strong on the weak Yen and hybrid sales momentum, while electric vehicle holding BYD underperformed. UK homebuilder Barratt Developments and Sony were dragged down by merger uncertainty and disappointing results, respectively. German power chip producer Infineon declined on softer auto expectations, weighing on our results in Technology. In Financials, pan-Asian life insurer AIA was pressured by China’s weakness, while Norwegian bank

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

DNB reported disappointing results. Japan was the largest regional detractor, driven mostly by stock selection, including Alzheimer’s drug developer Eisai. UK utility SSE and Swiss pharma Roche provided additional headwinds.

In all sectors, we favor high-quality companies characterized by leading ESG practices, strong balance sheets, and an appealing balance of earnings prospects and valuation.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

COUNTRY ALLOCATION at March 31, 2024 (Unaudited)

Country	% of Net Assets[1]
Japan	19.3%
United Kingdom	14.9%
Germany	11.1%
France	10.6%
Netherlands	8.5%
Switzerland	5.3%
Australia	5.2%
Sweden	4.6%
Denmark	4.5%
Singapore	2.7%
Spain	2.5%
Italy	2.3%
Norway	1.5%
Finland	1.4%
China	1.4%
Indonesia	1.3%
Hong Kong	1.2%
Ireland	1.1%
Taiwan, Province Of China	1.0%
Korea, Republic Of	0.6%

[1]	Excludes short-term investments and liabilities in excess of other assets.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%

Communication Services – 3.3%
Deutsche Telekom AG	592,379	$14,379,755

Consumer Discretionary – 8.5%
BYD Company
Ltd. – Class H	228,000	5,837,953
Industria de Diseno
Textil SA	209,830	10,566,294
Mercedes-Benz
Group AG	82,440	6,565,290
Prosus NV – Class N	166,440	5,209,654
Sony Group Corp.	94,661	8,117,250
		36,296,441

Consumer Staples – 8.8%
Ajinomoto
Company, Inc.	161,100	6,016,056
Kerry Group PLC –
Class A	57,417	4,919,854
Koninklijke Ahold
Delhaize NV	274,211	8,204,912
L’Oreal SA	18,370	8,699,539
Unilever PLC – ADR	201,789	10,127,790
		37,968,151

Financials – 22.5%
AIA Group Ltd.	735,350	4,946,386
AXA SA	318,536	11,962,910
DNB Bank ASA	328,220	6,524,210
Hannover Rueck SE	32,905	9,010,287
ING Groep NV	690,591	11,369,435
Macquarie Group Ltd.	73,227	9,525,167
Mitsubishi UFJ
Financial Group, Inc.	893,500	9,090,560
ORIX Corp.	525,747	11,499,007
Oversea-Chinese
Banking Corp. Ltd.	1,175,265	11,743,095
PT Bank
Rakya Indonesia
(Persero) Tbk.	14,063,146	5,377,395
Sampo Oyj – Class A	138,155	5,893,189
		96,941,641

Health Care – 17.5%
AstraZeneca PLC	85,259	11,454,004
ConvaTec
Group PLC(a)	2,384,941	8,615,718
CSL Ltd.	41,360	7,760,255
Eisai Company Ltd.	88,817	3,658,266
Gerresheimer AG	40,740	4,586,204
Hoya Corp.	65,024	8,132,607
Novartis AG – ADR	89,464	8,653,853
Novo Nordisk AS –
Class B	105,330	13,511,038
Roche Holding
AG – ADR	267,061	8,524,587
		74,896,532

Industrials – 20.9%
Ashtead Group PLC	81,390	5,797,338
Assa Abloy AB –
Class B	240,766	6,909,576
Atlas Copco AB –
Class B	573,022	8,463,510
Daikin Industries	39,971	5,457,670
Ferguson PLC	1	219
Keisei Electric
Railway
Company Ltd.	159,900	6,502,356
Kurita Water
Industries Ltd.	167,437	6,941,939
Prysmian SpA	190,276	9,923,676
RELX PLC	89,870	3,875,678
Rexel SA	234,190	6,326,157
Schneider Electric SE	62,305	14,085,736
Spirax-Sarco
Engineering PLC	40,571	5,147,480
Vestas Wind
Systems AS(b)	216,471	6,038,157
Volvo AB – Class B	165,808	4,493,637
		89,963,129

Information Technology – 12.1%
ASML Holding NV	11,940	11,575,411
Infineon
Technologies AG	93,382	3,175,515
Keyence Corp.	17,324	8,042,856
Murata
Manufacturing
Company Ltd.	333,800	6,242,866
Sage Group PLC	319,810	5,111,213
SAP SE – ADR	50,886	9,924,296

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Information Technology – 12.1% (Continued)
Taiwan Semiconductor
Manufacturing
Company Ltd. – ADR	32,260	$4,388,973
TDK Corp.	69,189	3,397,734
		51,858,864

Materials – 2.8%
Croda
International PLC	62,308	3,855,329
DSM-Firmenich AG	48,240	5,486,452
LG Chem Ltd.	8,240	2,696,996
		12,038,777

Utilities – 3.4%
SSE PLC	474,825	9,899,140
Veolia
Environnement SA	143,400	4,665,082
		14,564,222
TOTAL COMMON STOCKS
(Cost $331,707,495)		428,907,512

REAL ESTATE INVESTMENT TRUSTS – 1.2%
Mirvac Group	3,385,849	$5,204,083

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $6,839,330)		5,204,083

TOTAL INVESTMENTS – 101.0%
(Cost $338,546,825)		434,111,595
Liabilities in Excess
of Other Assets – (1.0)%		(4,478,258)
TOTAL NET ASSETS – 100.0%		$429,633,337

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR – American Depositary Receipt
AG – Aktiengesellschaft
ASA – Advanced Subscription Agreement
NV – Naamloze Vennootschap
PLC – Public Limited Company
SA – Sociedad Anónima
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $8,615,718 or 2.0% of the Fund’s net assets.

(b)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

Investment Outlook

Federal Reserve policy and interest rates moved front and center during the period. Inflation reports remain moderate, with core Personal Consumption Expenditures (PCE) falling towards 3% at year-end. While above the Fed’s 2% PCE target, the continued downward trend reinforces conviction in that trajectory. In December, the Fed signaled a pivot from “higher for longer” to the possibility of interest rate cuts in the next six months. As quickly as the 10-year yield moved towards 5% in October, yields fell dramatically below 4% at year-end. Lower interest rates could reinvigorate housing, support consumer balance sheets, and assist corporate earnings.

While a soft landing appears likely, the dramatic rise in interest rates over the last two years may pose risks. It is encouraging that employment remains robust, capital spending for infrastructure and technology is generating attractive returns, and the market has shaken off major geopolitical crises. However, much of the good news is reflected in valuations, especially for many mega-cap names, as the S&P 500 trades just shy of 20x 2024 earnings.

Within Utilities, we trimmed Consolidated Edison as it has held up well versus its sector. Proceeds were repositioned into Eversource, with its renewed focus on its core grid business of a ‘clean, pure, regulated’ utility as it looks to exit its offshore wind partnership. We exited open-air retail REIT KIMCO and took profits in several holdings that had rallied substantially.

Seeking additional beneficiaries of AI-related investment, we purchased two new holdings: Vertiv and Salesforce. Technically an Industrial name, Vertiv is among the leading suppliers of power & cooling solutions for data centers, systems that require upwards of 3x of the power and cooling requirements of traditional centers. Vertiv enjoys roughly 20% share of a market that should easily offer double-digit growth over the coming years. Salesforce is a leading provider of cloud-based enterprise software. A previous holding, the company is in the early stages of monetizing its AI-related services. We view the combination of Salesforce’s history of solid revenue growth with a renewed focus on profitability as building blocks for durable earnings growth. NVIDIA— the leading specialized semiconductor company—reduces the portfolio’s underweight to the semiconductor industry. NVIDIA has experienced explosive earnings growth over the last 12 months amidst the proliferation of AI Large Language Models (LLMs) such as ChatGPT, which has led to strong data center capex growth by major cloud service providers.

We reduced our underweight in Financials, specifically to banks, by adding Fifth Third Bancorp, a high-quality regional bank positioned for net interest margin expansion as interest rates reverse and cash deposits stabilize. The company has

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

strong expense management, which should support modest loan growth and a gradual repricing of its fixed-rate loan portfolio.

In Real Estate, we bought commercial real estate services company CBRE Group, a global commercial real estate services and investment firm with a best-in-class approach to environmental sustainability.

Management Discussion

Over the past six months ending March 31, 2024, the Boston Common ESG Impact U.S. Equity Fund (the “US Fund”) gained +23.33%, modestly in line with the S&P 500 Index (the “Index”), which rose +23.48%.

Stock selection was strong across many sectors. In Healthcare, where the portfolio remains overweight, pharma holdings Merck and Eli Lilly outperformed thanks to rising expectations around new product launches. Consumer Discretionary benefited from Ralph Lauren’s stellar earnings. Many Industrials holdings provided double-digit returns, including those of global power technology leader Cummins and thermal management solution manufacturer Vertiv. Materials outperformed thanks to container company Ball Corp, a leader in circular economy packaging.

Technology detracted most, partly reflecting what the portfolio did not own, including AI-focused Nvidia. Although absolute returns were strong, the underweight to semiconductors, particularly NVIDIA, was a significant detractor. Rising 80% in the quarter, NVIDIA was our best-performing holding, but; an overall detractor given our smaller position relative to the Index. Other semiconductor holdings, Broadcom and Applied Materials were top performers, but their strength was offset by weakness in Apple and Adobe. Rising cocoa prices weighed on confectioner Mondelez outside of Tech, while bond proxy American Water Works struggled as rates crept higher.

We remain confident in our defensive tilt, especially regarding our equal and slightly underweight positioning in Information Technology and Consumer Discretionary, respectively. In every sector, we continue to seek high-quality, recession-agnostic operating models with opportunities to participate in expanding end markets or capture greater market share. These companies should likewise exhibit strong balance sheets, improving return-on-equity, and disciplined capital management that includes a commitment to dividend growth. As always, we view companies that both articulate and integrate the merits of understanding ESG criteria into their long-term strategic visions as potential secular winners.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

SECTOR ALLOCATION at March 31, 2024 (Unaudited)

Sector	% of Net Assets[1]
Information Technology	32.5%
Health Care	13.2%
Communication Services	9.8%
Consumer Discretionary	9.4%
Industrials	9.3%
Financials	8.2%
Consumer Staples	6.7%
Materials	3.2%
Real Estate	3.0%
Utilities	2.9%

[1]	Excludes short-term investments and other assets in excess of liabilities.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.9%

Communication Services – 9.8%
Alphabet, Inc. –
Class A(a)	300	$45,279
Alphabet, Inc. –
Class C(a)	20,209	3,077,022
Netflix, Inc.(a)	2,948	1,790,409
T-Mobile US, Inc.	7,252	1,183,672
		6,096,382

Consumer Discretionary – 9.4%
Booking Holdings, Inc.	325	1,179,061
Darden
Restaurants, Inc.	4,020	671,943
Home Depot, Inc.	3,040	1,166,144
Ralph Lauren Corp.	6,337	1,189,835
TJX Companies, Inc.	16,162	1,639,150
		5,846,133

Consumer Staples – 6.7%
Colgate-Palmolive
Company	6,789	611,350
Costco Wholesale Corp.	2,056	1,506,287
Mondelez
International, Inc. –
Class A	15,446	1,081,220
Procter & Gamble
Company	6,100	989,725
		4,188,582

Financials – 8.2%
Ameriprise
Financial, Inc.	2,259	990,436
Aon PLC – Class A	2,744	915,728
CME Group, Inc. –
Class A	4,649	1,000,883
Fifth Third Bancorp	20,416	759,679
MetLife, Inc.	8,780	650,686
Morgan Stanley	8,883	836,423
		5,153,835

Health Care – 13.2%
Agilent
Technologies, Inc.	4,767	693,646
Danaher Corp.	2,405	600,577
Edwards
Lifesciences Corp.(a)	10,189	973,661
Eli Lilly & Company	1,405	1,093,034
Hologic, Inc.(a)	7,260	565,990
Merck &
Company, Inc.	15,198	2,005,376
Regeneron
Pharmaceuticals,
Inc.(a)	1,279	1,231,025
Vertex
Pharmaceuticals,
Inc.(a)	2,837	1,185,894
		8,349,203

Industrials – 9.3%
Carrier Global Corp.	11,434	664,659
Cummins, Inc.	3,519	1,036,873
Emerson Electric
Company	8,929	1,012,727
Valmont
Industries, Inc.	2,133	486,921
Vertiv Holdings
Company – Class A	6,826	557,479
Wabtec Corp.	7,382	1,075,410
Xylem, Inc.	7,735	999,671
		5,833,740

Information Technology – 32.5%
Adobe, Inc.(a)	2,202	1,111,129
Analog Devices, Inc.	4,502	890,451
Apple, Inc.	21,630	3,709,112
Applied
Materials, Inc.	3,909	806,153
Broadcom, Inc.	1,592	2,110,053
Intuit, Inc.	2,657	1,727,050
Microsoft Corp.	12,594	5,298,548
NVIDIA Corp.	2,197	1,985,121
salesforce.com, Inc.	1,014	305,397
Visa, Inc. – Class A	8,274	2,309,108
		20,252,122

Materials – 3.2%
Ball Corp.	18,659	1,256,870
Ecolab, Inc.	3,259	752,503
		2,009,373

Real Estate – 0.7%
CBRE Group, Inc. –
Class A(a)	4,595	446,818

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS at March 31, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.9% (Continued)

Utilities – 2.9%
American Water
Works Company, Inc.	5,942	$726,172
Consolidated
Edison, Inc.	6,936	629,858
Eversource Energy	7,331	438,174
		1,794,204
TOTAL COMMON STOCKS
(Cost $30,990,657)		59,970,392

REAL ESTATE INVESTMENT TRUSTS – 2.3%
Digital Realty
Trust, Inc.	4,327	623,261
Weyerhaeuser
Company	23,322	837,493

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,406,865)		1,460,754

SHORT-TERM INVESTMENTS – 1.8%

Money Market Funds – 1.8%
First American Treasury
Obligations Fund –
Class X, 5.223%(b)	1,126,559	$1,126,559

TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,126,559)		1,126,559

TOTAL INVESTMENTS – 100.0%
(Cost $33,524,081)		62,557,705
Other Assets in Excess
of Liabilities – 0.0%(c)		19,787
TOTAL NET ASSETS – 100.0%		$62,577,492

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC – Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at March 31, 2024 (Unaudited)

	Emerging	International	U.S. Equity
	Markets Fund	Fund	Fund
ASSETS:
Investments in securities, at value
(cost $51,512,792, $338,546,825
and $33,524,081, respectively)	$52,348,607	$434,111,595	$62,557,705
Cash	—	—	14,350
Foreign currency, at value (cost $3,683,
$287,189 and $—, respectively)	3,690	286,153	—
Receivables:
Investment securities sold	197,543	54,561,653	—
Fund shares sold	2,580	287,895	—
Dividends and interest	110,380	2,625,028	43,624
Prepaid expenses	19,865	30,449	18,613
Total assets	52,682,665	491,902,773	62,634,292

LIABILITIES:
Payables:
Investment securities purchased	206,996	25,778,590	—
Due to custodian	—	25,975,083	—
Fund shares redeemed	—	139,083	—
Investment advisory fees, net	21,643	267,027	34,557
Audit fees	4,198	5,595	5,595
Fund administration & fund accounting fees	10,444	55,654	8,483
Custody fees	8,515	22,137	1,707
Trustee fees	218	69	269
Chief Compliance Officer fees	1,407	1,407	1,407
Registration fees	663	549	190
Printing and mailing expenses	290	10,428	691
Transfer agent fees	233	11,089	2,356
Miscellaneous expenses	762	360	601
Interest expense	—	2,365	944
Loans payable	—	10,000,000	—
Total liabilities	255,369	62,269,436	56,800
NET ASSETS	$52,427,296	$429,633,337	$62,577,492

COMPONENTS OF NET ASSETS:
Paid-in capital	$54,666,930	$417,601,616	$31,872,545
Total distributable (accumulated)
earnings (losses)	(2,239,634)	12,031,721	30,704,947
Net assets	$52,427,296	$429,633,337	$62,577,492
Net assets value (unlimited shares authorized):
Net assets	$52,427,296	$429,633,337	$62,577,492
Shares of beneficial interest
issued and outstanding	2,481,554	13,380,899	959,205
Net asset value, offering, and
redemption price per share	$21.13	$32.11	$65.24

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended March 31, 2024 (Unaudited)

	Emerging	International	U.S. Equity
	Markets Fund	Fund	Fund
INVESTMENT INCOME
Income:
Dividends (net of foreign withholding tax
and issuance fees of $72,282, $173,669
and $46, respectively)	$413,255	$3,552,501	$437,368
Interest	24,192	138,794	17,475
Total investment income	437,447	3,691,295	454,843

EXPENSES
Investment advisory fees	188,084	1,827,707	223,801
Fund administration & fund accounting fees	55,055	240,840	49,083
Custody fees	24,760	68,466	3,693
Professional fees	9,759	10,284	10,294
Registration fees	11,711	12,451	10,503
Trustee fees	9,506	14,139	9,690
Chief Compliance Officer fees	7,381	7,381	7,381
Miscellaneous expense	8,683	23,438	6,152
Transfer agent fees	1,896	51,578	13,432
Reports to shareholders	1,284	14,281	1,541
Insurance expenses	4,466	2,481	3,100
Interest expenses	—	21,390	967
Total expenses	322,585	2,294,436	339,637
Less: fees waived	(103,521)	(308,263)	(40,268)
Net expenses	219,064	1,986,173	299,369
Net investment income (loss)	218,383	1,705,122	155,474

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) on
investments and foreign currency	(334,058)	(24,530,490)	1,595,877
Net change in unrealized
appreciation/depreciation on
investments and foreign currency	4,284,546	80,071,405	10,808,465
Net realized and unrealized gain (loss)
on investments and foreign currency	3,950,488	55,540,915	12,404,342
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$4,168,871	$57,246,037	$12,559,816

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
NET INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)	$218,383	$450,282
Net realized gain (loss) on
investments and foreign currency	(334,058)	(1,481,962)
Net change in unrealized appreciation/depreciation
on investments and foreign currency	4,284,546	2,873,837
Net increase (decrease) in net assets
resulting from operations	4,168,871	1,842,157

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(869,225)	(503,855)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from capital share transactions[1]	11,109,336	15,638,181
Total increase (decrease) in net assets	14,408,982	16,976,483

NET ASSETS
Beginning of period/year	38,018,314	21,041,831
End of period/year	$52,427,296	$38,018,314

[1]	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Value	Shares	Value
Shares sold	587,638	$11,782,055	795,554	$16,388,390
Shares issued to holders
in reinvestment
of distributions	19,057	387,430	7,661	151,464
Shares redeemed[2]	(52,153)	(1,060,149)	(43,775)	(901,673)
Net increase (decrease)	554,542	$11,109,336	759,440	$15,638,181
Beginning shares	1,927,012		1,167,572
Ending shares	2,481,554		1,927,012

[2]	Net of redemption fees of $92 and $252, respectively.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
NET INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)	$1,705,122	$9,108,191
Net realized gain (loss) on
investments and foreign currency	(24,530,490)	(44,521,742)
Net change in unrealized appreciation/depreciation
on investments and foreign currency	80,071,405	104,156,089
Net increase (decrease) in net assets
resulting from operations	57,246,037	68,742,538

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(10,841,346)	(5,898,059)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from capital share transactions[1]	(91,004,980)	(2,847,802)
Total increase (decrease) in net assets	(44,600,289)	59,996,677

NET ASSETS
Beginning of period/year	474,233,626	414,236,949
End of period/year	$429,633,337	$474,233,626

[1]	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Value	Shares	Value
Shares sold	1,180,577	$35,941,885	3,694,849	$111,178,214
Shares issued to holders
in reinvestment
of distributions	295,863	9,109,616	171,754	4,991,170
Shares redeemed[2]	(4,490,480)	(136,056,481)	(4,016,939)	(119,017,186)
Net increase (decrease)	(3,014,040)	$(91,004,980)	(150,336)	$(2,847,802)
Beginning shares	16,394,939		16,545,275
Ending shares	13,380,899		16,394,939

[2]	Net of redemption fees of $7,147 and $11,651, respectively.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2024	September 30,
	(Unaudited)	2023
NET INCREASE (DECREASE) IN NET ASSETS FROM:
Net investment income (loss)	$155,474	$308,794
Net realized gain (loss) on
investments and foreign currency	1,595,877	721,824
Net change in unrealized appreciation/depreciation
on investments and foreign currency	10,808,465	7,141,753
Net increase (decrease) in net assets
resulting from operations	12,559,816	8,172,371

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(925,062)	(3,014,672)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from capital share transactions[1]	(2,915,620)	2,030,892
Total increase (decrease) in net assets	8,719,134	7,188,591

NET ASSETS
Beginning of period/year	53,858,358	46,669,767
End of period/year	$62,577,492	$53,858,358

[1]	A summary of share transactions is as follows:

	Six Months Ended
	March 31, 2024		Year Ended
	(Unaudited)		September 30, 2023
	Shares	Value	Shares	Value
Shares sold	27,711	$1,581,239	110,054	$5,961,488
Shares issued to holders
in reinvestment
of distributions	12,146	714,934	50,546	2,528,835
Shares redeemed	(83,083)	(5,211,793)	(121,717)	(6,459,431)
Net increase (decrease)	(43,226)	$(2,915,620)	38,883	$2,030,892
Beginning shares	1,002,431		963,548
Ending shares	959,205		1,002,431

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	March 31,	Year Ended		Period Ended
	2024	September 30,		September 30,
	(Unaudited)	2023	2022	2021[1]
Net asset value, beginning
of period/year	$19.73	$18.02	$25.02	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.10	0.29	0.35	0.02
Net realized and unrealized
gain (loss) on investments	1.75	1.82	(7.24)	—
Total from operations	1.85	2.11	(6.89)	0.02

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.45)	(0.40)	(0.11)	—
Distributions from net realized gain	—	—	—	—
Total distributions	(0.45)	(0.40)	(0.11)	—
Paid-in capital from redemption fees	0.00 [3]	0.00 [3]	—	—
Net asset value, end of period	$21.13	$19.73	$18.02	$25.02
Total return	9.45%[4]	11.72%	(27.64)%	0.08%[4]

SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$52,427	$38,018	$21,042	$751
Expenses before fees waived	1.46%[5]	1.68%	1.94%	63.49%[5]
Expenses after fees waived	0.99%[5]	0.99%	0.99%	0.99%[5]
Net investment income
before fees waived	0.52%[5]	0.74%	0.63%	(59.75%)[5]
Net investment income
after fees waived	0.99%[5]	1.43%	1.58%	2.75%[5]
Portfolio turnover rate	8%[4]	20%	36%	0%[4]

[1]	Emerging Markets Fund commenced operations on September 21, 2021. Information presented is for the period from September 21, 2021 to September 30, 2021.
[2]	Calculated based on average shares outstanding during the period.
[3]	Less than $0.01 or $(0.01) per share, as applicable.
[4]	Not Annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	March 31,
	2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning
of period/year	$28.93	$25.04	$38.56	$32.48	$29.32	$30.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.11	0.56	0.62	0.40	0.23	0.59
Net realized and unrealized
gain (loss) on investments	3.80	3.69	(12.89)	5.92	3.64	(1.41)
Total from operations	3.91	4.25	(12.27)	6.32	3.87	(0.82)

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.73)	(0.36)	(0.65)	(0.24)	(0.71)	(0.37)
Distributions from
net realized gain	—	—	(0.60)	—	—	—
Total distributions	(0.73)	(0.36)	(1.25)	(0.24)	(0.71)	(0.37)
Paid-in capital from
redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value,
end of period/year	$32.11	$28.93	$25.04	$38.56	$32.48	$29.32
Total return	13.62%[4]	16.98%	(32.85)%	19.48%	13.29%	(2.53)%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (000’s)	$429,633	$474,234	$414,237	$495,197	$320,526	$234,114
Expenses before
fees waived	1.00%[5]	0.97%	0.97%	0.97%	1.00%	1.00%
Expenses after
fees waived	0.87%[5]	0.86%	0.90%[3]	0.97%	1.00%	1.00%
Net investment income
before fees waived	0.61%[5]	1.75%	1.84%	1.07%	0.75%	2.09%
Net investment income
after fees waived	0.75%[5]	1.86%	1.91%	1.07%	0.75%	2.09%
Portfolio turnover rate	17%[4]	31%	22%	24%	33%	32%

[1]	Calculated based on average shares outstanding during the period.
[2]	Less than $0.01 or $(0.01) per share, as applicable.
[3]	Prior to March 1, 2022, the expense cap was 0.99%. Effective March 1, 2022, the expense cap became 0.86%.
[4]	Not Annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

	Six Months
	Ended
	March 31,
	2024	Year Ended September 30,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning
of period/year	$53.73	$48.44	$61.96	$47.97	$43.69	$45.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income (loss)[1]	0.15	0.32	0.15	0.08	0.23	0.29
Net realized and unrealized
gain (loss) on investments	12.28	8.12	(10.92)	14.10	5.85	0.25
Total from operations	12.43	8.44	(10.77)	14.18	6.08	0.54

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.30)	(0.12)	(0.06)	(0.19)	(0.27)	(0.29)
Distributions from
net realized gain	(0.62)	(3.03)	(2.69)	—	(1.53)	(1.74)
Total distributions	(0.92)	(3.15)	(2.75)	(0.19)	(1.80)	(2.03)
Paid-in capital from
redemption fees	—	—	0.00 [2]	—	—	—
Net asset value,
end of period/year	$65.24	$53.73	$48.44	$61.96	$47.97	$43.69
Total return	23.33%[3]	17.90%	(18.38)%	29.62%	14.17%	2.02%

SUPPLEMENTAL DATA:
Net assets, end of
period/year (000’s)	$62,577	$53,858	$46,670	$57,492	$43,213	$37,974
Expenses before
fees waived	1.14%[4]	1.17%	1.14%	1.14%	1.27%	1.25%
Expenses after
fees waived	1.00%[4]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income
before fees waived	0.39%[4]	0.43%	0.11%	(0.01)%	0.23%	0.43%
Net investment income
after fees waived	0.52%[4]	0.60%	0.25%	0.13%	0.50%	0.68%
Portfolio turnover rate	8%[3]	32%	29%	19%	38%	28%

[1]	Calculated based on average shares outstanding during the period.
[2]	Does not round to $0.01 or $(0.01), as applicable.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Emerging Markets Fund, International Fund and the U.S. Equity Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Funds commenced operations on September 21, 2021, December 29, 2010 and April 30, 2012, respectively. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”

The Funds’ investment objective is to seek long-term capital appreciation. The Funds seek to preserve and build capital over the long-term through investing in a diversified portfolio of common stocks and American Depositary Receipts (“ADR”) of companies it believes are high quality, sustainable and undervalued. The Emerging Markets Fund and the International Fund invest in European Depositary Receipts and Global Depositary Receipts.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non- exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

For foreign securities traded on foreign exchanges the Trust has selected ICE Data Services Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Emerging Markets Fund and the International Fund. The use of this

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Funds’ securities traded on those foreign exchanges. The Funds utilize a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding ADR, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Funds will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices.

Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Boston Common Asset Management (the “Advisor”) as valuation designee to perform fair value determinations relating to the Funds’ portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2024. See the Schedules of Investments for sector breakouts.

Emerging Markets Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$17,542,077	$31,663,334	$—	$49,205,411
Preferred Stocks	2,111,935	—	—	2,111,935
Real Estate
Investment Trusts	373,968	—	—	373,968
Money Market Funds	657,293	—	—	657,293
Total Assets	$20,685,273	$31,663,334	$—	$52,348,607

International Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$41,619,499	$387,288,013	$—	$428,907,512
Real Estate
Investment Trusts	—	5,204,083	—	5,204,083
Total Assets	$41,619,499	$392,492,096	$—	$434,111,595

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

U.S. Equity Fund
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$59,970,392	$—	$—	$59,970,392
Real Estate
Investment Trusts	1,460,754	—	—	1,460,754
Money Market Funds	1,126,559	—	—	1,126,559
Total Assets	$62,557,705	$—	$—	$62,557,705

Refer to the Schedules of Investments for industry classifications.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that a rise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds at the most recent fiscal year ended September 30, 2023 had no post-October losses or late year losses. At September 30, 2023, the Emerging Markets Fund has $1,171,115 of short-term capital loss carryforwards and $910,944 of long-term capital loss carryforwards, which do not expire. At September 30, 2023, the International Fund has $15,804,718 of short-term capital loss carryforwards and $34,683,653 of long-term capital loss carryforwards, which do not expire.

As of March 31, 2024, the Funds did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of March 31, 2024, the Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs are generally comprised of ordinary income, capital gains and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per sha re for each Fund is equal to the Funds’ net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than 30 calendar days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as pa id-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

K.
Subsequent Events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”) for the Funds. Under the Agreement, the Adviser furnishes all investment advice, office space, facilities and certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to receive a monthly fee at the annual rate of 0.85% for the Emerging Markets Fund, 0.80% for the International Fund and 0.75% for the U.S. Equity Fund based upon the average daily net assets of each Fund. For the six months ended March 31, 2024, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Adviser, net of any monthly waiver or reimbursement discussed below.

The Adviser has contractually agreed to limit the annual ratio of expenses (“Expense Caps”) of each Fund’s average daily net assets to 0.99% for the Emerging Markets Fund, 0.86% for the International Fund and 1.00% for the U.S. Equity Fund, respectively. Prior to March 1, 2022, the Expense Cap for the International Fund was 1.20%. The Operating Expense Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty days written notice to the Adviser. Any fees waived and/or Fund expenses absorbed by the Adviser pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Adviser, if requested by the Adviser, any time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amount of fees waived and expenses absorbed by the Adviser during the six months ended March 31, 2024, are disclosed in the Statements of Operations. Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of March 31, 2024, the remaining cumulative amounts that may be recouped by the Adviser on behalf of the Funds are shown in the following tables. The Adviser may recapture a portion of the unreimbursed amounts no later than the dates stated below.

	Emerging	International	U.S. Equity
Year of Expiration	Markets Fund	Fund	Fund
September 30, 2024	$12,915	$ N/A	$33,456
September 30, 2025	192,810	375,501	79,175
September 30, 2026	217,379	530,073	88,702
March 31, 2027	103,521	308,263	40,268

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. In those capacities, Fund Services maintains the Funds’ books and records, calculates the Funds’ NAVs, prepares various federal and state regulatory filings, coordinates the payment of the Funds’ expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer of the Funds are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the six months ended March 31, 2024, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. U.S. Bank N.A. serves as the Funds’ custodian. U.S. Bank N.A. is an affiliate of Fund Services.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2024, the cost of purchases and proceeds from the sales or maturity of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Emerging Markets Fund	$13,928,490	$3,388,485
International Fund	76,370,806	158,288,457
U.S. Equity Fund	4,928,755	8,902,239

For the six months ended March 31, 2024, there were no purchases or sales of U.S. Government obligations in the Funds.

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions pa id by the Funds during the six months ended March 31, 2024 (estimated) and the year ended September 30, 2023 were as follows:

	March 31, 2024	September 30, 2023
Emerging Markets Fund
Ordinary income	$869,225	$503,855
Long-term capital gain	—	—

International Fund
Ordinary income	$10,841,346	$5,898,059
Long-term capital gain	—	—

U.S. Equity Fund
Ordinary income	$303,490	$119,568
Long-term capital gain	621,572	2,895,104

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at the most recent fiscal year ended September 30, 2023 were as follows:

Emerging Markets Fund

Cost of investments	$41,629,864
Gross tax unrealized appreciation	2,072,873
Gross tax unrealized depreciation	(5,793,975)
Net tax unrealized appreciation (depreciation)	(3,721,102)
Undistributed ordinary income	263,881
Undistributed long-term capital gain	—
Total distributable earnings	263,881
Other distributable (accumulated) gains (losses)	(2,082,059)
Total distributable (accumulated) earnings (losses)	$(5,539,280)

BOSTON COMMON ESG IMPACT FUNDS

NOTES TO FINANCIAL STATEMENTS March 31, 2024 (Unaudited) (Continued)

International Fund

Cost of investments	$459,636,818
Gross tax unrealized appreciation	68,749,854
Gross tax unrealized depreciation	(63,475,799)
Net tax unrealized appreciation (depreciation)	5,274,055
Undistributed ordinary income	10,841,346
Undistributed long-term capital gain	—
Total distributable earnings	10,841,346
Other distributable (accumulated) gains (losses)	(50,488,371)
Total distributable (accumulated) earnings (losses)	$(34,372,970)

U.S. Equity Fund
Cost of investments	$35,724,234
Gross tax unrealized appreciation	19,683,299
Gross tax unrealized depreciation	(1,538,159)
Net tax unrealized appreciation (depreciation)	18,145,140
Undistributed ordinary income	303,490
Undistributed long-term capital gain	621,563
Total distributable earnings	925,053
Other distributable (accumulated) gains (losses)	—
Total distributable (accumulated) earnings (losses)	$19,070,193

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the International Fund and U.S. Equity Fund credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Interest expense for the six months ended March 31, 2024 is disclosed in the Statements of Operations, if applicable. Credit facility activity for the six months ended March 31, 2024, was as follows:

	Emerging	International	U.S. Equity
	Markets Fund	Fund	Fund
Maximum available credit	$1,000,000	$10,000,000	$2,000,000
Largest amount outstanding
on an individual day	—	10,000,000	2,000,000
Average balance when in use	—	6,528,733	1,023,750
Credit facility outstanding
as of March 31, 2024	—	10,000,000	—
Average interest rate when in use	—	8.50%	8.50%

BOSTON COMMON ESG IMPACT FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/23 – 3/31/24).

Actual Expenses

The “Actual” line of the following tables provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent. If you request a redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem within 30 calendar days after purchase. In addition to the Funds’ expenses, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds of other investment companies in which the Funds have shares. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, fund accounting fees, administration fees, custody fees and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you pa id over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the following tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that

BOSTON COMMON ESG IMPACT FUNDS

EXPENSE EXAMPLES For the Six Months Ended March 31, 2024 (Unaudited) (Continued)

appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Emerging Markets Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/23	3/31/24	10/1/23 – 3/31/24[1]
Actual	$1,000.00	$1,094.50	$5.18

Hypothetical (5% return
before expenses)	1,000.00	1,020.05	5.00

[1]
Expenses are equal to the Emerging Market Fund’s annualized expense ratio for the most recent six-month period of 0.99% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 183/366 days (to reflect the one-half year period).

International Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/23	3/31/24	10/1/23 – 3/31/24[2]
Actual	$1,000.00	$1,136.20	$4.65

Hypothetical (5% return
before expenses)	1,000.00	1,020.65	4.39

[2]
Expenses are equal to the International Fund’s annualized expense ratio for the most recent six-month period of 0.87% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 183/366 days (to reflect the one-half year period).

U.S. Equity Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	10/1/23	3/31/24	10/1/23 – 3/31/24[3]
Actual	$1,000.00	$1,233.30	$5.58
Hypothetical (5% return
before expenses)	1,000.00	1,020.00	5.05

[3]
Expenses are equal to the U.S. Equity Fund’s annualized expense ratio for the most recent six-month period of 1.00% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by 183/366 days (to reflect the one-half year period).

BOSTON COMMON ESG IMPACT FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 777-6944 or by accessing the Funds’ website at www.bostoncommonfunds.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 777-6944. Furthermore, you can obtain the Funds’, proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ quarterly holdings for the most recent fiscal year can be obtained by accessing the Funds’ website at www.bostoncommonfunds.com. The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (877) 777-6944.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds’ transfer agent at (877) 777-6944 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 777-6944. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.bostoncommonfunds.com.

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BOSTON COMMON ESG IMPACT FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
BOSTON COMMON ASSET MANAGEMENT, LLC
200 State Street, 7th Floor
Boston, Massachusetts  02109

Distributor
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, Maine  04101

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
(866) 236-0050

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania  19102

Legal Counsel
SULLIVAN & WORCESTER, LLP
1251 Avenue of the Americas, 19th Floor
New York, New York  10020

Boston Common ESG Impact Emerging Markets Fund
Symbol – BCEMX
CUSIP – 74316J227

Boston Common ESG Impact International Fund
Symbol – BCAIX
CUSIP – 74316J110

Boston Common ESG Impact U.S. Equity Fund
Symbol – BCAMX
CUSIP – 74316J680

  Printed on 100% post-consumer waste paper

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)   /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date    June 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Jason Hadler
  Jason Hadler, President/Principal Executive Officer

Date    June 6, 2024

By (Signature and Title)   /s/ Craig Benton
  Craig Benton, Treasurer/Principal Financial Officer

Date    June 6, 2024

* Print the name and title of each signing officer under his or her signature.